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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2009
                                                     ---------------------------

Check here if Amendment          [ ];           Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Stadion Money Management, Inc.
                  --------------------------------------------------------------
Address:               1061 Cliff Dawson Rd
                  --------------------------------------------------------------
                       Watkinsville, GA 30677
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-      11320
                              --------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Judson P. Doherty
                           --------------------------------------------
         Title:                 Chief Financial Officer
                           --------------------------------------------
         Phone:                 (800) 222-7636
                           --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Judson P. Doherty   Watkinsville, Georgia     February 12, 2010
         ----------------------  ----------------------  ----------------------
              [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                              ----------------------------------

Form 13F Information Table Entry Total:              16
                                              ----------------------------------

Form 13F Information Table Value Total:       $      1,121,690
                                              ----------------------------------
                                                          (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE



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


   COLUMN 1               COLUMN 2                COLUMN 3   COLUMN 4           COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
                                                              VALUE      SHRS OR  SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS              CUSIP   (x$1,000)    PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          --------------              -----   ---------    ------- ----  ---- ----------  -------- ------ ------  ----
   Diamonds TR           Unit Series 1            252787106 279,064.23  2,681,505 SH            SOLE          2,681,505
 iShares TR Index Dow Jones Select Dividend Index 464287168  38,794.44    883,499 SH            SOLE            883,499
 iShares TR Index  Transportation Average Index   464287192  48,019.47    650,494 SH            SOLE            650,494
 iShares TR Index       MSCI EAFE Index           464287465   3,526.31     63,790 SH            SOLE             63,790
 iShares TR Index      Russell Midcap GRW         464287481 110,565.35  2,438,583 SH            SOLE          2,438,583
 iShares TR Index      Russell 2000 GROW          464287648  29,638.84    435,417 SH            SOLE            435,417
 iShares TR Index        Russell 2000             464287655   4,443.36     71,162 SH            SOLE             71,162
 iShares TR Index U.S. Preferred Stock Index      464288687   1,280.79     34,899 SH            SOLE             34,899
  MIDCAP SPDR TR         Unit Series 1            595635103  71,447.08    542,334 SH            SOLE            542,334
PowerShares QQQ Trust    Unit Series 1            73935A104 134,958.43  2,949,911 SH            SOLE          2,949,911
  RYDEX ETF Trust        S&P Equal TRD            78355W106  48,502.08  1,226,969 SH            SOLE          1,226,969
     SPDR TR             Unit Series 1            78462F103   7,886.16     70,766 SH            SOLE             70,766
 SPDR Series Trust      S&P Dividend ETF          78464A763  18,387.15    397,560 SH            SOLE            397,560
Select Sector SPDR TR     SBI INT-INDS            81369Y704  52,228.64  1,879,404 SH            SOLE          1,879,404
Select Sector SPDR TR     SBI INT-TECH            81369Y803 146,755.42  6,400,149 SH            SOLE          6,400,149
Select Sector SPDR TR     SBI INT-UTILS           81369Y886 126,192.46  4,068,100 SH            SOLE          4,068,100



REPORT SUMMARY          16 Data Records                 $ 1,121,690              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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